Earnings per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share
Shares excluded from the calculation of diluted earnings (loss) per share	88	31	87
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	$ 1,514	$ 1,441	$ 1,172
Income from discontinued operations, net of tax	659	772	727
Net income attributable to ABB	$ 2,173	$ 2,213	$ 1,899
Weighted-average number of shares outstanding (in shares)	2,132	2,138	2,151
Income from continuing operations, net of tax (in dollars per share)	$ 0.71	$ 0.67	$ 0.54
Income from discontinued operations, net of tax (in dollars per share)	0.31	0.36	0.34
Net income (in dollars per share)	$ 1.02	$ 1.04	$ 0.88
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	$ 1,514	$ 1,441	$ 1,172
Income from discontinued operations, net of tax	659	772	727
Net income attributable to ABB	$ 2,173	$ 2,213	$ 1,899
Weighted-average number of shares outstanding (in shares)	2,132	2,138	2,151
Effect of dilutive securities:
Call options and shares	7	10	3
Adjusted weighted-average number of shares outstanding (in shares)	2,139	2,148	2,154
Income from discontinued operations, net of tax (in dollars per share)	$ 0.71	$ 0.67	$ 0.54
Income from discontinued operations, net of tax (in dollars per share)	0.31	0.36	0.34
Net income (in dollars per share)	$ 1.02	$ 1.03	$ 0.88